Rule 497(e)

Registration Nos. 333-33607 and 811-08333

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED JULY 1, 2010

TO THE PROSPECTUS DATED NOVEMBER 30, 2009,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2010

Effective July 1, 2010, each fund’s management fees have been lowered and the Global All-Cap Plus Fund’s and Global Resources Fund’s fee waiver and expense reimbursement arrangements have been modified. Consequently, the sections entitled “Fund Summaries—Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Fund Summaries—Fees and Expenses of the Fund—Example” for each fund are hereby replaced in their entirety with the following:

For Nuveen Tradewinds Emerging Markets Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	1.20%		1.20%		1.20%		1.20%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	4.66%		4.65%		4.66%		4.95%
Total Annual Fund Operating Expenses	6.11%		6.85%		6.36%		6.15%
Fee Waivers and Expense Reimbursements[2]	(4.26%	)	(4.25%	)	(4.26%	)	(4.55%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.85%		2.60%		2.10%		1.60%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal period ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.60% (1.85% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$752	$263	$213	$163	$752	$263	$213	$163
3 Years	$1,163	$849	$699	$547	$1,163	$849	$699	$547
5 Years	$1,608	$1,472	$1,223	$967	$1,608	$1,472	$1,223	$967
10 Years	$2,840	$3,150	$2,659	$2,140	$2,840	$3,150	$2,659	$2,140

For Nuveen Tradewinds Global All-Cap Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.21%	0.21%	0.21%	0.22%	0.21%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.60%	1.09%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$704	$612	$212	$163	$111	$704	$212	$212	$163	$111
3 Years	$975	$955	$655	$505	$347	$975	$655	$655	$505	$347
5 Years	$1,267	$1,224	$1,124	$871	$601	$1,267	$1,124	$1,124	$871	$601
10 Years	$2,095	$2,229	$2,421	$1,900	$1,329	$2,095	$2,229	$2,421	$1,900	$1,329

For Nuveen Tradewinds Global All-Cap Plus Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	1.10%		1.10%		1.10%		1.10%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses
Dividend Expense on Securities Sold Short	0.31%		0.31%		0.31%		0.21%
Enhanced Custody Expense	0.09%		0.09%		0.09%		0.11%
Remainder of Other Expenses	5.02%		5.02%		5.02%		3.61%
Total Other Expenses	5.42%		5.42%		5.42%		3.93%
Total Annual Fund Operating Expenses	6.77%		7.52%		7.02%		5.03%
Fee Waivers and Expense Reimbursements[2]	(4.67%	)	(4.67%	)	(4.67%	)	(3.26%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.10%		2.85%		2.35%		1.77%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal period ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expense on securities sold short, enhanced custody expense and extraordinary expenses) do not exceed 1.45% (1.85% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$776	$288	$238	$180	$776	$288	$238	$180
3 Years	$1,257	$948	$799	$624	$1,257	$948	$799	$624
5 Years	$1,781	$1,648	$1,404	$1,112	$1,781	$1,648	$1,404	$1,112
10 Years	$3,207	$3,510	$3,038	$2,458	$3,207	$3,510	$3,038	$2,458

For Nuveen Tradewinds Global Resources Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.90%		0.90%		0.90%		0.90%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	2.33%		2.29%		2.14%		2.12%
Total Annual Fund Operating Expenses	3.48%		4.19%		3.54%		3.02%
Fee Waivers and Expense Reimbursements[2]	(1.98%	)	(1.94%	)	(1.79%	)	(1.77%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.50%		2.25%		1.75%		1.25%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal period ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.55% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$719	$228	$178	$127	$719	$228	$178	$127
3 Years	$1,069	$753	$601	$447	$1,069	$753	$601	$447
5 Years	$1,456	$1,317	$1,064	$804	$1,456	$1,317	$1,064	$804
10 Years	$2,536	$2,853	$2,345	$1,809	$2,536	$2,853	$2,345	$1,809

For Nuveen Tradewinds International Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.41%	0.40%	0.40%	0.42%	0.41%
Total Annual Fund Operating Expenses	1.52%	2.26%	2.26%	1.78%	1.27%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$721	$629	$229	$181	$129	$721	$229	$229	$181	$129
3 Years	$1,028	$1,006	$706	$560	$403	$1,028	$706	$706	$560	$403
5 Years	$1,356	$1,310	$1,210	$964	$697	$1,356	$1,210	$1,210	$964	$697
10 Years	$2,283	$2,409	$2,595	$2,095	$1,534	$2,283	$2,409	$2,595	$2,095	$1,534

*  *  *  *  *

Effective July 1, 2010, the section entitled “How We Manage Your Money—Who Manages the Funds—Management Fee” is hereby replaced in its entirety with the following:

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Emerging Markets Fund	Global All-Cap Fund	Global All-Cap Plus Fund	Global Resources Fund	International Value Fund
For the first $125 million	1.0000%	0.6900%	0.9000%	0.7000%	0.6900%
For the next $125 million	0.9875%	0.6775%	0.8875%	0.6875%	0.6775%
For the next $250 million	0.9750%	0.6650%	0.8750%	0.6750%	0.6650%
For the next $500 million	0.9625%	0.6525%	0.8625%	0.6625%	0.6525%
For the next $1 billion	0.9500%	0.6400%	0.8500%	0.6500%	0.6400%
For net assets over $2 billion	0.9250%	0.6150%	0.8250%	0.6250%	0.6150%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of March 31, 2010, the effective complex-level fee for each fund was 0.1867% of the fund’s average daily net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average daily net assets:

Emerging Markets Fund	—%
Global All-Cap Fund	0.94%
Global All-Cap Plus Fund	—%
Global Resources Fund	—%
International Value Fund	1.02%

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Global All-Cap Fund do not exceed 1.55% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified only with the approval of shareholders of the fund.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, extraordinary expenses and (with respect to Global All-Cap Plus) dividend expense on securities sold short and enhanced custody expense) for the Emerging Markets Fund, Global All-Cap Plus Fund and Global Resources Fund do not exceed 1.60%, 1.45% and 1.25%, respectively, through November 30, 2011, and 1.85%, 1.85% and 1.55%, respectively, thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

Information regarding the Board of Trustees’ approval of investment advisory contracts for the Global All-Cap Fund, Global Resources Fund and International Value Fund is available in the funds’ annual report for the fiscal year ended July 31, 2009. This information is available for the Emerging Markets Fund and the Global All-Cap Plus Fund in the funds’ annual report dated July 31, 2009.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRW-0710P